WARRANTS (Tables) (Series D warrants)	12 Months Ended
Dec. 31, 2012
Series D warrants
Series D warrants
Schedule of change of the structure of the number of warrants granted

Pre-amendment		After-amendment
Tranches	Number of warrants	Tranches	Number of warrants

2009 Series D Warrants	100,717,630	2009 Series D Warrants	75,538,220
		Tranche 3 Warrants	75,538,220
2010 Series D Warrants	201,435,250	Tranche 4 Warrants	151,076,440
Total	302,152,880		302,152,880

Summary of change in the carrying amounts, which were also the fair value, of the Series D warrants

Amounts

Balance as of January 1, 2010	$21,481
Loss on change of fair value of Series D warrants	74,364
Exercise of Tranche 3 Series D warrants	(14,432)
Exercise of Tranche 4 Series D warrants before the exercises	(81,413)
Balance as of December 31, 2010	$—

Schedule of fair value of the 2009 Series D Warrants and 2010 Series D Warrants as determined by the Group with the assistance of Marsh, an independent valuation firm, and determined using the Black-Scholes option pricing model with assumptions

	As of	As of	As of
	April 5,	December 31,	December 31,
	2008	2008	2009

Risk-fee rate of return	3.59%	2.47%	1.16%
Expected remaining contractual life of the warrants	2 years	1.26 years	0.5 years
Volatility	49.4%	78.3%	45.7%
Expected dividend yield	—	—	—

For 2010 Series D warrants:

	As of	As of	As of	As of	As of
	April 5,	December 31,	December 31,	July 2,	December 27,
	2008	2008	2009	2010	2010

Risk-fee rate of return	3.67%	3.14%	1.16~1.59%	1.26~1.43%	1.11%
Expected remaining contractual life of the warrants	3 years	2.26 years	0.5~1.5 years	0~1 year	0.5 year
Volatility	48.1%	69.9%	45.7%~65.8%	43.5%	38.0%
Expected dividend yield	—	—	—	—	—